Note 6 - Employee Benefit Plans (Details) - Defined Benefit Pension Plan (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 23,872,644	$ 24,098,408
Service cost		293,544
Interest cost	668,720	1,010,630
Expected return on plan assets	(1,192,584)	(1,272,898)
Recognized actuarial net loss	772,646	913,378
Net periodic benefit cost	248,782	944,654
Actuarial (gain) loss	32,453	(439,475)
Benefits paid	(650,734)	(953,328)
Change in discount rate	(2,607,483)	1,623,488
Curtailment	(1,760,623)	(1,760,623)
Benefit obligation at end of year	21,315,600	23,872,644
Accumulated benefit obligation	21,315,600	23,872,644
Change in plan assets:
Fair value of plan assets at beginning of year	16,661,125	14,551,370
Actual return on plan assets	1,457,366	1,571,883
Employer contributions	960,000	1,491,200
Benefits paid	(650,734)	(953,328)
Fair value of plan assets at end of year	18,427,757	16,661,125
Funded status	(2,887,843)	(7,211,519)
Unrecognized net actuarial loss	4,794,177	8,406,635
Net amount recognized as prepaid benefit cost	$ 1,906,334	$ 1,195,116